Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment.
Property, plant and equipment
4.	Property, plant and equipment

	IT, office and lab	Right-of-use assets	Right-of-use assets	Leasehold	Lease
(in thousands of $)	equipment	Buildings	Vehicles	improvements	equipment	Total
Cost

On January 1, 2021	$4,889	11,721	2,273	1,424	346	20,653
Additions	3,163	4,923	802	543	—	9,430
Disposals	(217)	—	—	—	—	(217)
Currency translation adjustment	104	(182)	—	14	—	(64)
On December 31, 2021	7,938	16,462	3,075	1,981	346	29,802
Additions	962	3,353	905	—	—	5,219
Disposals	(105)	—	—	—	—	(105)
Currency translation adjustment	(635)	—	—	—	—	(635)
On December 31, 2022	8,160	$19,815	$3,980	$1,981	$346	$34,282
Additions	937	8,770	2,327	48	—	12,082
Disposals	(202)	—	(757)	(54)	—	(1,013)
On December 31, 2023	$8,895	$28,585	$5,550	$1,975	$346	$45,350

Depreciation and impairment

On January 1, 2021	$(3,642)	(4,044)	(760)	(543)	(82)	(9,071)
Depreciation	(1,118)	(2,714)	(651)	(539)	(34)	(5,055)
Disposals	158	—	—	—	—	158
Currency translation adjustment	37	(15)	—	(11)	—	10
On December 31, 2021	(4,565)	(6,774)	(1,411)	(1,093)	(116)	(13,958)
Depreciation	(1,388)	(2,179)	(735)	(257)	(35)	(4,593)
Disposals	90	—	—	—	—	90
Currency translation adjustment	408	5	1	1	—	414
On December 31, 2022	(5,454)	$(8,948)	$(2,145)	$(1,350)	$(150)	$(18,047)
Depreciation	(1,539)	(2,839)	(971)	(189)	(36)	(5,574)
Disposals	189	—	757	—	—	946
On December 31, 2023	$(6,804)	$(11,787)	$(2,359)	$(1,539)	$(186)	$(22,675)

Carrying Amount

On December 31, 2021	$3,373	$9,688	$1,664	$888	$230	$15,844
On December 31, 2022	2,706	10,867	1,835	631	196	16,234
On December 31, 2023	$2,091	$16,798	$3,191	$436	$160	$22,675

Depreciation is recognized as from acquisition date onwards (unless asset is not ready for use) so as to write off the cost or valuation of assets less their residual values over their useful lives, using the straight-line method. Unless revised due to specific changes in the estimated useful life, annual depreciation rates are as follows:

●	Office and lab equipment: 3–5 years
●	IT equipment: 3 years

As of December 31, 2023, there are no material commitments to acquire property, plant and equipment. Furthermore, no items of property, plant and equipment are pledged. See note 22 for information for leases where the Company is a lessee.